AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 86.4%
Common Stocks — 85.6%
Aerospace & Defense — 4.4%
Airbus SE (France)*	16,890	$2,231,795
BAE Systems PLC (United Kingdom)	512,954	3,905,051
BWX Technologies, Inc.	87,074	4,689,806
CAE, Inc. (Canada)*	148,493	4,436,266
General Dynamics Corp.	76,872	15,069,218
Hexcel Corp.*(a)	17,294	1,027,091
Lockheed Martin Corp.	49,866	17,208,757
Northrop Grumman Corp.	58,409	21,036,001
Raytheon Technologies Corp.	172,586	14,835,492
Safran SA (France)	25,430	3,215,370
		87,654,847
Air Freight & Logistics — 0.4%
DSV A/S (Denmark)	10,769	2,579,347
Expeditors International of Washington, Inc.	42,253	5,033,600
		7,612,947
Airlines — 0.2%
Ryanair Holdings PLC (Ireland), ADR*	7,365	810,592
Wizz Air Holdings PLC (Switzerland), 144A*(a)	41,551	2,790,933
		3,601,525
Auto Components — 0.1%
Gentherm, Inc.*	10,063	814,398
Visteon Corp.*	8,584	810,244
		1,624,642
Automobiles — 0.2%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	886,000	781,838
Isuzu Motors Ltd. (Japan)	231,910	3,034,492
Suzuki Motor Corp. (Japan)	14,200	629,631
		4,445,961
Banks — 5.1%
1st Source Corp.	12,941	611,333
Atlantic Union Bankshares Corp.	23,048	849,319
Banc of California, Inc.(a)	71,785	1,327,305
BancorpSouth Bank(a)	25,893	771,094
Bank of America Corp.	111,706	4,741,920
Bank of Ireland Group PLC (Ireland)*	207,375	1,207,725
Bank of Nova Scotia (The) (Canada)	58,634	3,608,958
BNP Paribas SA (France)	16,429	1,048,890
DNB Bank ASA (Norway)	123,046	2,807,283
Eastern Bankshares, Inc.	40,510	822,353
First Citizens BancShares, Inc. (Class A Stock)(a)	4,764	4,016,862
First Midwest Bancorp, Inc.	39,439	749,735
First Republic Bank	21,829	4,210,378
Great Western Bancorp, Inc.	27,855	911,973
Hancock Whitney Corp.	28,078	1,323,035
ING Groep NV (Netherlands)	111,959	1,625,728
International Bancshares Corp.	26,835	1,117,409
JPMorgan Chase & Co.	114,928	18,812,564
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
KBC Group NV (Belgium)	65,349	$5,864,357
M&T Bank Corp.	96,526	14,415,193
Mitsubishi UFJ Financial Group, Inc. (Japan)	403,517	2,370,554
OTP Bank Nyrt (Hungary)*	92,869	5,448,695
Popular, Inc. (Puerto Rico)	54,397	4,225,015
Royal Bank of Canada (Canada)	43,865	4,364,682
Standard Chartered PLC (United Kingdom)	389,274	2,274,816
Synovus Financial Corp.	28,641	1,257,054
Truist Financial Corp.	159,114	9,332,036
UniCredit SpA (Italy)	81,864	1,084,896
Webster Financial Corp.	18,424	1,003,371
		102,204,533
Beverages — 3.1%
Asahi Group Holdings Ltd. (Japan)	18,770	905,174
C&C Group PLC (Ireland)*	228,559	727,541
Coca-Cola Co. (The)	297,851	15,628,242
Coca-Cola Europacific Partners PLC (United Kingdom)	21,705	1,200,069
Coca-Cola HBC AG (Russia)*	31,868	1,024,243
Constellation Brands, Inc. (Class A Stock)	12,464	2,626,040
Diageo PLC (United Kingdom)	380,590	18,390,009
PepsiCo, Inc.	136,790	20,574,584
		61,075,902
Biotechnology — 0.1%
Ascendis Pharma A/S (Denmark), ADR*(a)	6,282	1,001,288
Genmab A/S (Denmark)*	2,170	949,592
		1,950,880
Building Products — 1.1%
American Woodmark Corp.*	14,550	951,134
Johnson Controls International PLC	207,776	14,145,390
Lennox International, Inc.	19,911	5,857,219
Tyman PLC (United Kingdom)	287,509	1,631,466
		22,585,209
Capital Markets — 3.2%
Ares Management Corp. (Class A Stock)	76,381	5,639,209
Banca Generali SpA (Italy)*	47,394	2,075,086
BlackRock, Inc.	9,912	8,312,798
Charles Schwab Corp. (The)	222,790	16,228,024
Intermediate Capital Group PLC (United Kingdom)	148,188	4,071,622
London Stock Exchange Group PLC (United Kingdom)	5,665	565,902
Moody’s Corp.	7,275	2,583,425
Morgan Stanley	157,788	15,354,350
S&P Global, Inc.	12,257	5,207,877
UBS Group AG (Switzerland)	182,463	2,926,069
		62,964,362
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals — 2.6%
Axalta Coating Systems Ltd.*	30,186	$881,129
Celanese Corp.	74,499	11,222,530
Ecolab, Inc.	60,102	12,538,479
Element Solutions, Inc.	78,150	1,694,292
HB Fuller Co.	11,831	763,809
LG Chem Ltd. (South Korea)	3,012	1,952,893
Linde PLC (United Kingdom)	47,071	13,809,690
Nutrien Ltd. (Canada)	17,846	1,158,313
Orion Engineered Carbons SA (Germany)*	59,278	1,080,638
Sherwin-Williams Co. (The)	19,662	5,500,051
Stepan Co.	4,623	522,122
		51,123,946
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	115,014	987,970
BrightView Holdings, Inc.*	53,552	790,428
Cintas Corp.	20,269	7,715,598
Clean Harbors, Inc.*	59,751	6,206,336
Copart, Inc.*	104,202	14,454,901
UniFirst Corp.	3,550	754,801
Waste Connections, Inc.	36,863	4,642,158
		35,552,192
Communications Equipment — 1.8%
Accton Technology Corp. (Taiwan)	214,000	2,017,375
Arista Networks, Inc.*	13,094	4,499,622
Cisco Systems, Inc.	338,196	18,408,008
Motorola Solutions, Inc.	48,727	11,320,257
		36,245,262
Construction & Engineering — 0.3%
JTOWER, Inc. (Japan)*	14,200	1,106,859
Primoris Services Corp.	35,342	865,526
Vinci SA (France)	26,621	2,765,663
Yokogawa Bridge Holdings Corp. (Japan)	43,200	942,055
		5,680,103
Construction Materials — 0.0%
CRH PLC (Ireland)	19,262	902,330
Consumer Finance — 1.5%
American Express Co.	130,071	21,790,795
Credit Acceptance Corp.*(a)	12,867	7,531,055
		29,321,850
Containers & Packaging — 0.6%
Ball Corp.	37,274	3,353,542
Huhtamaki OYJ (Finland)	29,560	1,330,307
Sealed Air Corp.	30,394	1,665,287
TriMas Corp.*	57,136	1,848,921
Vidrala SA (Spain)	41,156	4,499,327
		12,697,384
Distributors — 0.1%
PALTAC Corp. (Japan)	25,800	1,163,901
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.1%
Chegg, Inc.*	41,247	$2,805,621
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	20,174	5,506,292
Zenkoku Hosho Co. Ltd. (Japan)	14,200	692,273
		6,198,565
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (Spain), 144A	69,527	4,288,514
Hellenic Telecommunications Organization SA (Greece)	151,437	2,841,594
Koninklijke KPN NV (Netherlands)	752,735	2,370,165
United Internet AG (Germany)	51,993	2,015,383
Verizon Communications, Inc.	58,214	3,144,138
		14,659,794
Electric Utilities — 1.3%
Duke Energy Corp.	27,203	2,654,741
Edison International	33,703	1,869,505
Exelon Corp.	276,917	13,386,168
Iberdrola SA (Spain)	150,768	1,513,321
Pinnacle West Capital Corp.(a)	58,398	4,225,679
Portland General Electric Co.	31,536	1,481,877
		25,131,291
Electrical Equipment — 0.8%
Eaton Corp. PLC	71,332	10,650,581
Schneider Electric SE	29,641	4,927,961
Thermon Group Holdings, Inc.*	39,814	689,180
		16,267,722
Electronic Equipment, Instruments & Components — 1.2%
Belden, Inc.	30,120	1,754,791
Corning, Inc.	242,114	8,834,740
CTS Corp.	29,471	910,949
II-VI, Inc.*(a)	27,859	1,653,710
Landis+Gyr Group AG (Switzerland)*	12,039	778,303
TE Connectivity Ltd.	66,926	9,183,586
		23,116,079
Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexander & Baldwin, Inc.	50,773	1,190,119
American Tower Corp.	42,275	11,220,208
Boston Properties, Inc.	18,699	2,026,036
Brandywine Realty Trust	78,328	1,051,162
Corporate Office Properties Trust	23,004	620,648
Crown Castle International Corp.	47,309	8,199,596
Lexington Realty Trust(a)	57,684	735,471
Medical Properties Trust, Inc.	521,112	10,458,718
Physicians Realty Trust	61,904	1,090,748
Piedmont Office Realty Trust, Inc. (Class A Stock)	62,032	1,081,218
PotlatchDeltic Corp.	14,173	731,043
Public Storage	8,923	2,651,023
RPT Realty	102,642	1,309,712

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
UNITE Group PLC (The) (United Kingdom)	40,432	$593,549
		42,959,251
Food & Staples Retailing — 0.3%
MatsukiyoCocokara & Co. (Japan)	24,800	1,118,574
Performance Food Group Co.*	100,130	4,652,040
		5,770,614
Food Products — 1.3%
Archer-Daniels-Midland Co.	181,760	10,907,417
Cranswick PLC (United Kingdom)	103,246	4,960,518
Hostess Brands, Inc.*(a)	66,418	1,153,681
Kellogg Co.(a)	35,487	2,268,329
Nestle SA (Switzerland)	15,633	1,885,240
Nomad Foods Ltd. (United Kingdom)*(a)	169,419	4,669,188
Post Holdings, Inc.*	9,435	1,039,359
		26,883,732
Gas Utilities — 0.5%
China Gas Holdings Ltd. (China)	363,000	1,074,317
New Jersey Resources Corp.	21,737	756,665
Rubis SCA (France)	41,649	1,440,739
Spire, Inc.	11,472	701,857
UGI Corp.	138,755	5,913,738
		9,887,316
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc.*	8,570	5,702,735
Baxter International, Inc.	149,950	12,060,479
Becton, Dickinson & Co.	70,926	17,435,029
Boston Scientific Corp.*	145,957	6,333,074
Danaher Corp.	54,431	16,570,974
Haemonetics Corp.*	10,316	728,206
Hologic, Inc.*	31,896	2,354,244
Koninklijke Philips NV (Netherlands)	14,942	663,374
Lantheus Holdings, Inc.*	68,662	1,763,240
Medtronic PLC	186,520	23,380,282
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	568,000	1,010,754
Stryker Corp.	24,701	6,514,148
Teleflex, Inc.	8,000	3,012,400
		97,528,939
Health Care Providers & Services — 3.1%
AMN Healthcare Services, Inc.*	1,231	141,257
Apria, Inc.*	7,650	284,198
Chemed Corp.	9,102	4,233,522
HCA Healthcare, Inc.	30,493	7,401,261
Humana, Inc.	13,007	5,061,674
Laboratory Corp. of America Holdings*	8,519	2,397,587
MEDNAX, Inc.*	18,132	515,493
Owens & Minor, Inc.	34,478	1,078,817
UnitedHealth Group, Inc.	102,072	39,883,613
		60,997,422
	Shares	Value
Common Stocks (continued)
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	51,964	$694,758
Multiplan Corp.*(a)	227,133	1,278,759
		1,973,517
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. (Class A Stock)*	31,969	5,362,800
Aramark	43,379	1,425,434
Booking Holdings, Inc.*	1,741	4,132,908
Choice Hotels International, Inc.	43,755	5,529,319
Compass Group PLC (United Kingdom)*	261,080	5,325,803
Flutter Entertainment PLC (Ireland)*	20,649	4,081,021
Kangwon Land, Inc. (South Korea)*	42,207	1,013,346
McDonald’s Corp.	85,798	20,686,756
Planet Fitness, Inc. (Class A Stock)*	24,610	1,933,115
Sands China Ltd. (Macau)*	971,922	1,986,960
Trip.com Group Ltd. (China)*	31,900	973,080
Wyndham Hotels & Resorts, Inc.	12,633	975,141
		53,425,683
Household Durables — 0.7%
Lennar Corp. (Class A Stock)	30,309	2,839,347
Midea Group Co. Ltd. (China) (Class A Stock)	145,300	1,564,034
NVR, Inc.*	1,896	9,089,576
Tri Pointe Homes, Inc.*	50,232	1,055,877
		14,548,834
Household Products — 2.1%
Colgate-Palmolive Co.	298,822	22,584,967
Procter & Gamble Co. (The)	125,306	17,517,779
Spectrum Brands Holdings, Inc.	22,621	2,164,151
		42,266,897
Insurance — 7.6%
AIA Group Ltd. (Hong Kong)	569,179	6,577,017
Alleghany Corp.*	2,627	1,640,325
Argo Group International Holdings Ltd.	12,032	628,311
Arthur J. Gallagher & Co.	38,241	5,684,525
Assured Guaranty Ltd.	17,978	841,550
AXA SA (France)	136,005	3,775,643
Chubb Ltd.	200,057	34,705,888
Direct Line Insurance Group PLC (United Kingdom)	203,670	792,629
Enstar Group Ltd.*	16,193	3,800,983
Globe Life, Inc.	54,249	4,829,788
Intact Financial Corp. (Canada)	133,007	17,587,251
Kemper Corp.	20,903	1,396,111
Markel Corp.*	6,714	8,024,103
Marsh & McLennan Cos., Inc.	176,723	26,761,164
MetLife, Inc.	212,804	13,136,391
Old Mutual Ltd. (South Africa)	1,493,529	1,635,194
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	177,000	1,205,901
ProAssurance Corp.	33,173	788,854
Progressive Corp. (The)	77,227	6,980,549
Reinsurance Group of America, Inc.	8,126	904,099

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
SiriusPoint Ltd. (Bermuda)*(a)	92,389	$855,522
T&D Holdings, Inc. (Japan)	70,800	975,958
Talanx AG (Germany)	31,797	1,355,229
Tokio Marine Holdings, Inc. (Japan)	56,639	3,034,465
White Mountains Insurance Group Ltd.(a)	3,760	4,021,734
		151,939,184
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	3,756	10,041,741
Cargurus, Inc.*	3,200	100,512
Facebook, Inc. (Class A Stock)*	19,929	6,763,704
Match Group, Inc.*(a)	23,373	3,669,327
		20,575,284
Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China)*	87,517	1,616,679
Amazon.com, Inc.*	2,810	9,230,962
Coupang, Inc. (South Korea)*	21,967	611,781
Meituan (China) (Class B Stock), 144A*	35,400	1,128,126
		12,587,548
IT Services — 3.2%
Accenture PLC (Class A Stock)	44,949	14,380,084
Edenred (France)(a)	101,113	5,444,606
ExlService Holdings, Inc.*	6,474	797,079
Fidelity National Information Services, Inc.	47,915	5,830,297
FleetCor Technologies, Inc.*	12,176	3,181,224
Gartner, Inc.*	8,875	2,696,935
GoDaddy, Inc. (Class A Stock)*	72,472	5,051,298
Mastercard, Inc. (Class A Stock)	15,832	5,504,470
Nuvei Corp. (Canada), 144A*	34,196	3,917,448
PayPal Holdings, Inc.*	15,750	4,098,307
Visa, Inc. (Class A Stock)(a)	44,703	9,957,593
WNS Holdings Ltd. (India), ADR*	11,781	963,686
Worldline SA (France), 144A*	35,834	2,730,669
		64,553,696
Life Sciences Tools & Services — 0.3%
ICON PLC (Ireland)*	16,944	4,439,667
Syneos Health, Inc.*	7,991	699,053
		5,138,720
Machinery — 1.9%
Albany International Corp. (Class A Stock)	7,697	591,668
Alfa Laval AB (Sweden)	117,267	4,379,147
Fortive Corp.	123,529	8,717,441
IDEX Corp.	29,986	6,205,603
Ingersoll Rand, Inc.*	84,501	4,259,695
Luxfer Holdings PLC (United Kingdom)	53,081	1,041,980
Middleby Corp. (The)*	18,660	3,181,717
Mueller Industries, Inc.	21,890	899,679
PACCAR, Inc.	54,987	4,339,574
Sandvik AB (Sweden)	98,887	2,259,398
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	174,500	$686,405
Trelleborg AB (Sweden) (Class B Stock)	55,421	1,179,864
		37,742,171
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS*	1,310,434	6,518,970
Media — 1.2%
Cable One, Inc.	3,819	6,924,343
Comcast Corp. (Class A Stock)	294,149	16,451,754
WideOpenWest, Inc.*	16,900	332,085
		23,708,182
Metals & Mining — 0.1%
Rio Tinto PLC (Australia)	31,974	2,105,403
Multi-Utilities — 0.8%
Engie SA (France)	155,043	2,035,084
National Grid PLC (United Kingdom)	235,794	2,821,467
Sempra Energy	84,326	10,667,239
		15,523,790
Oil, Gas & Consumable Fuels — 1.8%
Canadian Natural Resources Ltd. (Canada)	47,447	1,734,779
Chesapeake Energy Corp.(a)	11,482	707,176
Cimarex Energy Co.	37,679	3,285,609
Dorian LPG Ltd.	48,310	599,527
Enbridge, Inc. (Canada)	114,909	4,577,853
Galp Energia SGPS SA (Portugal)	57,574	650,846
Magnolia Oil & Gas Corp. (Class A Stock)(a)	50,706	902,060
Pioneer Natural Resources Co.	82,442	13,727,417
Reliance Industries Ltd. (India)	68,551	2,321,089
Scorpio Tankers, Inc. (Monaco)	12,395	229,803
TC Energy Corp. (Canada)	65,422	3,148,686
TotalEnergies SE (France)	93,982	4,484,187
		36,369,032
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	5,206	319,492
Mondi PLC (Austria)	57,503	1,412,886
Neenah, Inc.	27,691	1,290,678
		3,023,056
Personal Products — 0.5%
Unilever PLC (United Kingdom), ADR	170,153	9,225,696
Pharmaceuticals — 4.3%
Astellas Pharma, Inc. (Japan)	95,600	1,575,523
AstraZeneca PLC (United Kingdom)	50,274	6,034,507
AstraZeneca PLC (United Kingdom), ADR	86,303	5,183,358
Eisai Co. Ltd. (Japan)	14,180	1,064,109
Eli Lilly & Co.	34,353	7,937,261
Johnson & Johnson	210,552	34,004,148

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	185,472	$13,930,802
Novartis AG (Switzerland)	114,201	9,352,757
Ono Pharmaceutical Co. Ltd. (Japan)	45,000	1,023,843
Pfizer, Inc.	109,640	4,715,616
Sanofi (France)	13,332	1,281,524
		86,103,448
Professional Services — 1.3%
Bureau Veritas SA (France)	280,422	8,662,801
CBIZ, Inc.*	40,396	1,306,407
CoStar Group, Inc.*	35,140	3,024,148
Forrester Research, Inc.*	12,241	602,992
Huron Consulting Group, Inc.*	26,427	1,374,204
ICF International, Inc.	11,702	1,044,871
Persol Holdings Co. Ltd. (Japan)	52,200	1,301,654
Science Applications International Corp.	65,144	5,573,721
Wolters Kluwer NV (Netherlands)	34,342	3,640,038
		26,530,836
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. (Hong Kong)	174,500	1,006,049
Mitsubishi Estate Co. Ltd. (Japan)	63,700	1,015,456
Nexity SA (France)	66,259	3,157,800
Tricon Residential, Inc. (Canada)	286,360	3,820,846
		9,000,151
Road & Rail — 1.4%
AMERCO	7,240	4,677,257
Canadian National Railway Co. (Canada)	87,026	10,085,012
Union Pacific Corp.	70,027	13,725,993
		28,488,262
Semiconductors & Semiconductor Equipment — 1.1%
ASE Technology Holding Co. Ltd. (Taiwan)	209,000	806,786
Globalwafers Co. Ltd. (Taiwan)	47,400	1,338,503
Marvell Technology, Inc.	99,569	6,005,006
MediaTek, Inc. (Taiwan)	134,500	4,364,512
Qorvo, Inc.*	15,072	2,519,888
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	178,025	3,674,309
Texas Instruments, Inc.	14,962	2,875,846
		21,584,850
Software — 2.3%
Black Knight, Inc.*	112,844	8,124,768
CDK Global, Inc.	33,708	1,434,275
Constellation Software, Inc. (Canada)	8,769	14,365,901
Microsoft Corp.	51,448	14,504,220
Progress Software Corp.	20,227	994,966
salesforce.com, Inc.*	21,084	5,718,403
Topicus.com, Inc. (Netherlands)*	9,805	1,029,502
		46,172,035
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.8%
CarMax, Inc.*	35,943	$4,599,266
Five Below, Inc.*	25,700	4,544,017
Home Depot, Inc. (The)	6,009	1,972,514
Industria de Diseno Textil SA (Spain)	48,898	1,795,811
Lowe’s Cos., Inc.	61,897	12,556,426
Monro, Inc.(a)	16,089	925,278
TJX Cos., Inc. (The)	401,654	26,501,131
Ulta Beauty, Inc.*	7,631	2,754,181
		55,648,624
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea)	42,391	2,620,833
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	25,412	1,269,329
NIKE, Inc. (Class B Stock)	109,098	15,844,303
		17,113,632
Thrifts & Mortgage Finance — 0.1%
NMI Holdings, Inc. (Class A Stock)*	36,025	814,525
Northwest Bancshares, Inc.	53,874	715,447
		1,529,972
Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	15,296	536,472
Philip Morris International, Inc.	197,118	18,684,815
		19,221,287
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)*	48,352	2,795,229
Brenntag SE (Germany)	157,624	14,674,790
Fastenal Co.	52,248	2,696,519
Ferguson PLC	14,053	1,956,354
GATX Corp.(a)	10,919	977,906
Triton International Ltd. (Bermuda)	34,873	1,814,791
		24,915,589
Water Utilities — 0.0%
Guangdong Investment Ltd. (China)	313,199	409,626
Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	92,694	3,058,632
SoftBank Corp. (Japan)	153,700	2,085,594
		5,144,226

Total Common Stocks (cost $1,379,113,726)		1,706,323,156
Exchange-Traded Fund — 0.7%
iShares MSCI ACWI ETF	135,161	13,505,287
(cost $13,956,056)

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stock — 0.1%
Automobiles
Volkswagen AG (Germany) (PRFC)	9,339	$2,078,736
(cost $1,350,637)

Total Long-Term Investments (cost $1,394,420,419)		1,721,907,179
Short-Term Investments — 17.2%
Affiliated Mutual Fund — 2.4%
PGIM Institutional Money Market Fund (cost $48,553,743; includes $48,550,748 of cash collateral for securities on loan)(b)(we)	48,582,892	48,553,743
Unaffiliated Fund — 12.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	247,967,122	247,967,122
(cost $247,967,122)
Options Purchased*~ — 2.4%
(cost $51,327,433)		46,966,004

Total Short-Term Investments (cost $347,848,298)		343,486,869

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.6% (cost $1,742,268,717)		2,065,394,048

Options Written*~ — (1.3)%
(premiums received $30,402,531)	(24,891,489)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.3% (cost $1,711,866,186)	2,040,502,559

Liabilities in excess of other assets(z) — (2.3)%	(46,539,019)

Net Assets — 100.0%	$1,993,963,540

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TSX	Toronto Stock Exchange
UTS	Unit Trust Security

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,845,368; cash collateral of $48,550,748 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	11/19/21	$4,025.00		461		46	$2,495,854
S&P 500 Index	Put	12/17/21	$3,875.00		624		62	3,497,520
S&P 500 Index	Put	12/17/21	$4,050.00		647		65	5,590,080
S&P 500 Index	Put	03/18/22	$3,800.00		746		75	8,019,500
S&P 500 Index	Put	06/17/22	$4,100.00		1,157		116	27,363,050
Total Options Purchased (cost $51,327,433)								$46,966,004
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	12/17/21	$3,500.00		624		62	$(1,485,120)
S&P 500 Index	Put	12/17/21	$3,625.00		647		65	(2,165,509)
S&P 500 Index	Put	03/18/22	$3,475.00		746		75	(4,591,630)
S&P 500 Index	Put	06/17/22	$3,750.00		1,157		116	(16,649,230)
Total Options Written (premiums received $30,402,531)								$(24,891,489)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
626	Mini MSCI Emerging Markets Index	Dec. 2021	$38,987,280	$1,961,151
142	Russell 2000 E-Mini Index	Dec. 2021	15,625,680	314,094
344	S&P 500 E-Mini Index	Dec. 2021	73,921,300	3,186,280
185	S&P/TSX 60 Index	Dec. 2021	34,940,550	1,010,843
				$6,472,368
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 12/15/21	Morgan Stanley & Co. International PLC	JPY	7,940,800	$72,223,863	$71,400,489	$—	$(823,374)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	52,900	$41,854,246	$41,765,287	$88,959	$—
						$88,959	$(823,374)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7